Share Capital Share Capital (Movements in Treasury Shares) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Partners' Capital [Abstract]
Beginning balance	54.0	42.7	40.2
Acquisition of common shares	13.2	21.8	11.3
Distribution of common shares	(6.3)	(9.6)	(7.0)
Common shares distributed to meet option exercises	(1.7)	(0.9)	(1.8)
Ending balance	59.2	54.0	42.7